Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000033869 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class A Shares
Trading Symbol	JEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class A Shares)	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Debt Fund's Class A Shares, without a sales charge, returned 10.18% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 2.98% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 9.82% for the year ended February 28, 2025.
  The Fund’s local currency debt exposure to Turkey was the key contributor to relative performance, as it performed well on the back of the initiation of an interest rate cutting cycle in the country. High yield, especially the distressed bucket, performed well and the Fund’s overweight exposure in Ukraine, Lebanon, Sri Lanka, El Salvador, Argentina, Pakistan and Ecuador contributed positively to relative performance. The investment grade ("IG") spectrum remained expensive, and underweight positions in China, Malaysia, Mexico, UAE, Qatar and Indonesia contributed positively to relative performance.
  The Fund’s hedged underweight IG positions through long U.S. Treasury futures positions contributed negatively to relative performance, however, the net effect of the combination of underweight IG and long U.S. Treasury futures positions was a significant positive contribution to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class A Shares)	June 30, 2006	5.99%	(0.72)%	1.80%
JPMorgan Emerging Markets Debt Fund (Class A Shares) - excluding sales charge		10.18	0.05	2.19
Bloomberg Global Aggregate Index		2.98	(1.95)	0.45
J.P. Morgan Emerging Markets Bond Index Global Diversified		9.82	0.61	3.26

Performance Inception Date	Jun. 30, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,034,544,000
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,510,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,034,544
Total number of portfolio holdings	429
Portfolio turnover rate	73%
Total advisory fees paid (000's)	$5,510

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033870 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class C Shares
Trading Symbol	JEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class C Shares)	$162	1.54%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Debt Fund's Class C Shares, without a sales charge, returned 9.67% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 2.98% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 9.82% for the year ended February 28, 2025.
  The Fund’s local currency debt exposure to Turkey was the key contributor to relative performance, as it performed well on the back of the initiation of an interest rate cutting cycle in the country. High yield, especially the distressed bucket, performed well and the Fund’s overweight exposure in Ukraine, Lebanon, Sri Lanka, El Salvador, Argentina, Pakistan and Ecuador contributed positively to relative performance. The investment grade ("IG") spectrum remained expensive, and underweight positions in China, Malaysia, Mexico, UAE, Qatar and Indonesia contributed positively to relative performance.
  The Fund’s hedged underweight IG positions through long U.S. Treasury futures positions contributed negatively to relative performance, however, the net effect of the combination of underweight IG and long U.S. Treasury futures positions was a significant positive contribution to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class C Shares)	June 30, 2006	8.67%	(0.46)%	1.78%
JPMorgan Emerging Markets Debt Fund (Class C Shares) - excluding sales charge		9.67	(0.46)	1.78
Bloomberg Global Aggregate Index		2.98	(1.95)	0.45
J.P. Morgan Emerging Markets Bond Index Global Diversified		9.82	0.61	3.26

Performance Inception Date	Jun. 30, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,034,544,000
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,510,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,034,544
Total number of portfolio holdings	429
Portfolio turnover rate	73%
Total advisory fees paid (000's)	$5,510

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007990 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class I Shares
Trading Symbol	JEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class I Shares)	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Debt Fund's Class I Shares returned 10.60% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 2.98% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 9.82% for the year ended February 28, 2025.
  The Fund’s local currency debt exposure to Turkey was the key contributor to relative performance, as it performed well on the back of the initiation of an interest rate cutting cycle in the country. High yield, especially the distressed bucket, performed well and the Fund’s overweight exposure in Ukraine, Lebanon, Sri Lanka, El Salvador, Argentina, Pakistan and Ecuador contributed positively to relative performance. The investment grade ("IG") spectrum remained expensive, and underweight positions in China, Malaysia, Mexico, UAE, Qatar and Indonesia contributed positively to relative performance.
  The Fund’s hedged underweight IG positions through long U.S. Treasury futures positions contributed negatively to relative performance, however, the net effect of the combination of underweight IG and long U.S. Treasury futures positions was a significant positive contribution to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class I Shares)	April 17, 1997	10.60%	0.34%	2.46%
Bloomberg Global Aggregate Index		2.98	(1.95)	0.45
J.P. Morgan Emerging Markets Bond Index Global Diversified		9.82	0.61	3.26

Performance Inception Date	Apr. 17, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,034,544,000
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,510,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,034,544
Total number of portfolio holdings	429
Portfolio turnover rate	73%
Total advisory fees paid (000's)	$5,510

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033533 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R5 Shares
Trading Symbol	JEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Debt Fund's Class R5 Shares returned 10.51% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 2.98% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 9.82% for the year ended February 28, 2025.
  The Fund’s local currency debt exposure to Turkey was the key contributor to relative performance, as it performed well on the back of the initiation of an interest rate cutting cycle in the country. High yield, especially the distressed bucket, performed well and the Fund’s overweight exposure in Ukraine, Lebanon, Sri Lanka, El Salvador, Argentina, Pakistan and Ecuador contributed positively to relative performance. The investment grade ("IG") spectrum remained expensive, and underweight positions in China, Malaysia, Mexico, UAE, Qatar and Indonesia contributed positively to relative performance.
  The Fund’s hedged underweight IG positions through long U.S. Treasury futures positions contributed negatively to relative performance, however, the net effect of the combination of underweight IG and long U.S. Treasury futures positions was a significant positive contribution to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	May 15, 2006	10.51%	0.36%	2.58%
Bloomberg Global Aggregate Index		2.98	(1.95)	0.45
J.P. Morgan Emerging Markets Bond Index Global Diversified		9.82	0.61	3.26

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,034,544,000
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,510,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,034,544
Total number of portfolio holdings	429
Portfolio turnover rate	73%
Total advisory fees paid (000's)	$5,510

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000116218 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Debt Fund
Class Name	Class R6 Shares
Trading Symbol	JEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Debt Fund's Class R6 Shares returned 10.75% (USD, gross of fees) for the year ended February 28, 2025. The Bloomberg Global Aggregate Index (the "Index") returned 2.98% and the J.P. Morgan Emerging Markets Bond Index Global Diversified returned 9.82% for the year ended February 28, 2025.
  The Fund’s local currency debt exposure to Turkey was the key contributor to relative performance, as it performed well on the back of the initiation of an interest rate cutting cycle in the country. High yield, especially the distressed bucket, performed well and the Fund’s overweight exposure in Ukraine, Lebanon, Sri Lanka, El Salvador, Argentina, Pakistan and Ecuador contributed positively to relative performance. The investment grade ("IG") spectrum remained expensive, and underweight positions in China, Malaysia, Mexico, UAE, Qatar and Indonesia contributed positively to relative performance.
  The Fund’s hedged underweight IG positions through long U.S. Treasury futures positions contributed negatively to relative performance, however, the net effect of the combination of underweight IG and long U.S. Treasury futures positions was a significant positive contribution to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	July 2, 2012	10.75%	0.47%	2.66%
Bloomberg Global Aggregate Index		2.98	(1.95)	0.45
J.P. Morgan Emerging Markets Bond Index Global Diversified		9.82	0.61	3.26

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,034,544,000
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,510,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,034,544
Total number of portfolio holdings	429
Portfolio turnover rate	73%
Total advisory fees paid (000's)	$5,510

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000008060 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	JCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class A Shares)	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan California Tax Free Bond Fund's Class A Shares, without a sales charge, returned 2.41% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 2.48% and the Bloomberg California Municipal Bond Index returned 2.59% for the year ended February 28, 2025.
  The Fund’s overweight to the front end of the curve, specifically the zero to one-year effective duration bucket, boosted performance, as this bucket outperformed.
  The Fund’s overweight to A- and BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming IDR/PCR sector positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s underweight to the transportation sector detracted from performance as it outperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class A Shares)	September 10, 2001	(1.41)%	(0.49)%	1.13%
JPMorgan California Tax Free Bond Fund (Class A Shares) - excluding sales charge		2.41	0.28	1.51
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg LB California 1-17 Year Muni Index		2.48	0.81	2.02
Bloomberg California Municipal Bond Index		2.59	0.59	2.28

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 377,354,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 764,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$377,354
Total number of portfolio holdings	227
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$764

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008061 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class C Shares)	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan California Tax Free Bond Fund's Class C Shares, without a sales charge, returned 1.81% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 2.48% and the Bloomberg California Municipal Bond Index returned 2.59% for the year ended February 28, 2025.
  The Fund’s overweight to the front end of the curve, specifically the zero to one-year effective duration bucket, boosted performance, as this bucket outperformed.
  The Fund’s overweight to A- and BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming IDR/PCR sector positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s underweight to the transportation sector detracted from performance as it outperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class C Shares)	February 19, 2005	0.81%	(0.23)%	1.11%
JPMorgan California Tax Free Bond Fund (Class C Shares) - excluding sales charge		1.81	(0.23)	1.11
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg LB California 1-17 Year Muni Index		2.48	0.81	2.02
Bloomberg California Municipal Bond Index		2.59	0.59	2.28

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 377,354,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 764,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$377,354
Total number of portfolio holdings	227
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$764

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008059 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	JPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class I Shares)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan California Tax Free Bond Fund's Class I Shares returned 2.48% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 2.48% and the Bloomberg California Municipal Bond Index returned 2.59% for the year ended February 28, 2025.
  The Fund’s overweight to the front end of the curve, specifically the zero to one-year effective duration bucket, boosted performance, as this bucket outperformed.
  The Fund’s overweight to A- and BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming IDR/PCR sector positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s underweight to the transportation sector detracted from performance as it outperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class I Shares)	December 23, 1996	2.48%	0.37%	1.62%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg LB California 1-17 Year Muni Index		2.48	0.81	2.02
Bloomberg California Municipal Bond Index		2.59	0.59	2.28

Performance Inception Date	Dec. 23, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 377,354,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 764,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$377,354
Total number of portfolio holdings	227
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$764

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205201 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	$34	0.34%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan California Tax Free Bond Fund's Class R6 Shares returned 2.58% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg LB California 1-17 Year Muni Index (the "Index") returned 2.48% and the Bloomberg California Municipal Bond Index returned 2.59% for the year ended February 28, 2025.
  The Fund’s overweight to the front end of the curve, specifically the zero to one-year effective duration bucket, boosted performance, as this bucket outperformed.
  The Fund’s overweight to A- and BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming IDR/PCR sector positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s underweight to the transportation sector detracted from performance as it outperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	2.58%	0.49%	1.68%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg LB California 1-17 Year Muni Index		2.48	0.81	2.02
Bloomberg California Municipal Bond Index		2.59	0.59	2.28

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 377,354,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 764,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$377,354
Total number of portfolio holdings	227
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$764

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008064 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	JITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan National Municipal Income Fund (Class A Shares)	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan National Municipal Income Fund's Class A Shares, without a sales charge, returned 3.38% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 2.86% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming IDR/PCR sector, specifically gas prepayment bonds, also positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan National Municipal Income Fund (Class A Shares)	December 31, 2003	(0.51)%	(0.40)%	1.19%
JPMorgan National Municipal Income Fund (Class A Shares) - excluding sales charge		3.38	0.37	1.58
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		2.86	0.91	2.14

Performance Inception Date	Dec. 31, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Apr. 16, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,010,221,000
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 4,818,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,010,221
Total number of portfolio holdings	474
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$4,818

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on April 15, 2025, JPMorgan Trust I's Board approved a proposal to reorganize (the “Reorganization”) the Fund into an exchange-traded fund, JPMorgan Municipal ETF (“JPM Municipal ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.  Upon the closing of the Reorganization, Class A, Class C, Class I and Class R6 Shares of the Fund will be exchanged for the same value of Shares of JPM Municipal ETF. The Reorganization is subject to the approval of the Fund’s shareholders at a special shareholder meeting to be held on July 30, 2025. If shareholder approval of the Reorganization is obtained, the Reorganization is expected to be occur in the 4th quarter of 2025. More detailed information about the reorganization will be included in a proxy statement that will be provided to shareholders.
Effective April 16, 2025, the Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.43% of Class A Shares. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.
Effective April 22, 2025, the Fund’s Class A Shares are offered on a limited basis. investors are not eligible to purchase shares of the Fund’s Class A Shares unless they meet certain requirements as described in the Fund’s prospectus.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective April 16, 2025, the Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.43% of Class A Shares. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000008066 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class C Shares
Trading Symbol	JITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan National Municipal Income Fund (Class C Shares)	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan National Municipal Income Fund's Class C Shares, without a sales charge, returned 2.81% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 2.86% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming IDR/PCR sector, specifically gas prepayment bonds, also positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan National Municipal Income Fund (Class C Shares)	December 31, 2003	1.81%	(0.17)%	1.12%
JPMorgan National Municipal Income Fund (Class C Shares) - excluding sales charge		2.81	(0.17)	1.12
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		2.86	0.91	2.14

Performance Inception Date	Dec. 31, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Apr. 16, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,010,221,000
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 4,818,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,010,221
Total number of portfolio holdings	474
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$4,818

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on April 15, 2025, JPMorgan Trust I's Board approved a proposal to reorganize (the “Reorganization”) the Fund into an exchange-traded fund, JPMorgan Municipal ETF (“JPM Municipal ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.  Upon the closing of the Reorganization, Class A, Class C, Class I and Class R6 Shares of the Fund will be exchanged for the same value of Shares of JPM Municipal ETF. The Reorganization is subject to the approval of the Fund’s shareholders at a special shareholder meeting to be held on July 30, 2025. If shareholder approval of the Reorganization is obtained, the Reorganization is expected to be occur in the 4th quarter of 2025. More detailed information about the reorganization will be included in a proxy statement that will be provided to shareholders.
Effective April 16, 2025, the Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.98% of Class C Shares. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.
Effective April 22, 2025, the Fund’s Class C Shares are offered on a limited basis. investors are not eligible to purchase shares of the Fund’s Class C Shares unless they meet certain requirements as described in the Fund’s prospectus.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective April 16, 2025, the Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.98% of Class C Shares. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000008063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class I Shares
Trading Symbol	JITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan National Municipal Income Fund (Class I Shares)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan National Municipal Income Fund's Class I Shares returned 3.73% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 2.86% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming IDR/PCR sector, specifically gas prepayment bonds, also positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan National Municipal Income Fund (Class I Shares)	September 10, 2001	3.73%	0.64%	1.84%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		2.86	0.91	2.14

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Apr. 16, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,010,221,000
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 4,818,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,010,221
Total number of portfolio holdings	474
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$4,818

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on April 15, 2025, JPMorgan Trust I's Board approved a proposal to reorganize (the “Reorganization”) the Fund into an exchange-traded fund, JPMorgan Municipal ETF (“JPM Municipal ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.  Upon the closing of the Reorganization, Class A, Class C, Class I and Class R6 Shares of the Fund will be exchanged for the same value of Shares of JPM Municipal ETF. The Reorganization is subject to the approval of the Fund’s shareholders at a special shareholder meeting to be held on July 30, 2025. If shareholder approval of the Reorganization is obtained, the Reorganization is expected to be occur in the 4th quarter of 2025. More detailed information about the reorganization will be included in a proxy statement that will be provided to shareholders.
Effective April 16, 2025, the Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.18% of Class I Shares. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective April 16, 2025, the Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.18% of Class I Shares. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000195047 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan National Municipal Income Fund
Class Name	Class R6 Shares
Trading Symbol	JITZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan National Municipal Income Fund (Class R6 Shares)	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan National Municipal Income Fund's Class R6 Shares returned 3.83% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 2.86% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming IDR/PCR sector, specifically gas prepayment bonds, also positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan National Municipal Income Fund (Class R6 Shares)	November 6, 2017	3.83%	0.74%	1.92%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		2.86	0.91	2.14

Performance Inception Date	Nov. 06, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Apr. 16, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,010,221,000
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 4,818,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,010,221
Total number of portfolio holdings	474
Portfolio turnover rate	37%
Total advisory fees paid (000's)	$4,818

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on April 15, 2025, JPMorgan Trust I's Board approved a proposal to reorganize (the “Reorganization”) the Fund into an exchange-traded fund, JPMorgan Municipal ETF (“JPM Municipal ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.  Upon the closing of the Reorganization, Class A, Class C, Class I and Class R6 Shares of the Fund will be exchanged for the same value of Shares of JPM Municipal ETF. The Reorganization is subject to the approval of the Fund’s shareholders at a special shareholder meeting to be held on July 30, 2025. If shareholder approval of the Reorganization is obtained, the Reorganization is expected to be occur in the 4th quarter of 2025. More detailed information about the reorganization will be included in a proxy statement that will be provided to shareholders.
Effective April 16, 2025, the Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.18% of Class R6 Shares. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective April 16, 2025, the Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.18% of Class R6 Shares. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000008073 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	VANTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class A Shares)	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan New York Tax Free Bond Fund's Class A Shares, without a sales charge, returned 2.60% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg New York Intermediate (1-17 Year) Maturities Index ("the Index") returned 2.69% and the Bloomberg New York Municipal Bond Index returned 2.83% for the year ended February 28, 2025.
  The Fund’s overweight to A- and BBB-rated bonds added to performance, as they outperformed on the year.
  Being overweight the outperforming IDR/PCR sector positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the local general obligation (GO) sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class A Shares)	February 16, 2001	(1.21)%	(0.37)%	1.09%
JPMorgan New York Tax Free Bond Fund (Class A Shares) - excluding sales charge		2.60	0.41	1.47
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg New York Intermediate (1-17 Year) Maturities Index		2.69	0.95	2.10
Bloomberg New York Municipal Bond Index		2.83	0.66	2.24

Performance Inception Date	Feb. 16, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 392,602,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 890,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$392,602
Total number of portfolio holdings	186
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$890

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008075 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JCNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class C Shares)	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan New York Tax Free Bond Fund's Class C Shares, without a sales charge, returned 2.08% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg New York Intermediate (1-17 Year) Maturities Index ("the Index") returned 2.69% and the Bloomberg New York Municipal Bond Index returned 2.83% for the year ended February 28, 2025.
  The Fund’s overweight to A- and BBB-rated bonds added to performance, as they outperformed on the year.
  Being overweight the outperforming IDR/PCR sector positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the local general obligation (GO) sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class C Shares)	January 31, 2003	1.08%	(0.11)%	1.03%
JPMorgan New York Tax Free Bond Fund (Class C Shares) - excluding sales charge		2.08	(0.11)	1.03
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg New York Intermediate (1-17 Year) Maturities Index		2.69	0.95	2.10
Bloomberg New York Municipal Bond Index		2.83	0.66	2.24

Performance Inception Date	Jan. 31, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 392,602,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 890,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$392,602
Total number of portfolio holdings	186
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$890

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000008072 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	JNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class I Shares)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan New York Tax Free Bond Fund's Class I Shares returned 2.85% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg New York Intermediate (1-17 Year) Maturities Index ("the Index") returned 2.69% and the Bloomberg New York Municipal Bond Index returned 2.83% for the year ended February 28, 2025.
  The Fund’s overweight to A- and BBB-rated bonds added to performance, as they outperformed on the year.
  Being overweight the outperforming IDR/PCR sector positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the local general obligation (GO) sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class I Shares)	September 10, 2001	2.85%	0.62%	1.70%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg New York Intermediate (1-17 Year) Maturities Index		2.69	0.95	2.10
Bloomberg New York Municipal Bond Index		2.83	0.66	2.24

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 392,602,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 890,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$392,602
Total number of portfolio holdings	186
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$890

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205202 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	VINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan New York Tax Free Bond Fund's Class R6 Shares returned 2.79% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg New York Intermediate (1-17 Year) Maturities Index ("the Index") returned 2.69% and the Bloomberg New York Municipal Bond Index returned 2.83% for the year ended February 28, 2025.
  The Fund’s overweight to A- and BBB-rated bonds added to performance, as they outperformed on the year.
  Being overweight the outperforming IDR/PCR sector positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the local general obligation (GO) sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	2.79%	0.69%	1.75%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg New York Intermediate (1-17 Year) Maturities Index		2.69	0.95	2.10
Bloomberg New York Municipal Bond Index		2.83	0.66	2.24

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 392,602,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 890,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$392,602
Total number of portfolio holdings	186
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$890

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000222400 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Academy Shares
Trading Symbol	JACXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Academy Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorgan.com/academy or upon request at 1-646-341-6869.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorgan.com/academy or upon request at 1-646-341-6869.
Updated Prospectus Phone Number	1-646-341-6869
Updated Prospectus Web Address	www.jpmorgan.com/academy
C000008121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Agency Shares
Trading Symbol	VPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000008117 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000225256 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Empower Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000217004 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	IM Shares
Trading Symbol	JSMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (IM Shares)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/jpmfpages/imshares or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/jpmfpages/imshares or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds.com/jpmfpages/imshares
C000008116 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000008118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Morgan Shares
Trading Symbol	HTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000008119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	VHPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000008120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Reserve Shares)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Material Change Date	Nov. 01, 2024
Net Assets	$ 243,236,446,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 163,672,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$243,236,446
Total number of portfolio holdings	67
Total advisory fees paid (000's)	$163,672

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	20.2
8–30 calendar days	25.4
31–60 calendar days	30.4
61–90 calendar days	8.1
91–180 calendar days	11.3
181+ calendar days	4.6

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $200 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000210339 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 317,517,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 213,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$317,517
Total number of portfolio holdings	88
Total advisory fees paid (000's)	$213

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.7
8–30 calendar days	7.0
31–60 calendar days	4.2
61–90 calendar days	10.2
91–180 calendar days	4.6
181+ calendar days	0.3

C000210338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 317,517,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 213,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$317,517
Total number of portfolio holdings	88
Total advisory fees paid (000's)	$213

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.7
8–30 calendar days	7.0
31–60 calendar days	4.2
61–90 calendar days	10.2
91–180 calendar days	4.6
181+ calendar days	0.3

C000008122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VCAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Morgan Shares)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 317,517,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 213,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$317,517
Total number of portfolio holdings	88
Total advisory fees paid (000's)	$213

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.7
8–30 calendar days	7.0
31–60 calendar days	4.2
61–90 calendar days	10.2
91–180 calendar days	4.6
181+ calendar days	0.3

C000165403 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JCRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Premier Shares)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 317,517,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 213,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$317,517
Total number of portfolio holdings	88
Total advisory fees paid (000's)	$213

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.7
8–30 calendar days	7.0
31–60 calendar days	4.2
61–90 calendar days	10.2
91–180 calendar days	4.6
181+ calendar days	0.3

C000073382 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan California Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JCVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan California Municipal Money Market Fund (Service Shares)	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Net Assets	$ 317,517,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 213,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$317,517
Total number of portfolio holdings	88
Total advisory fees paid (000's)	$213

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.7
8–30 calendar days	7.0
31–60 calendar days	4.2
61–90 calendar days	10.2
91–180 calendar days	4.6
181+ calendar days	0.3

C000008127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Agency Shares
Trading Symbol	VFIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Net Assets	$ 8,598,007,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 6,142,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,598,007
Total number of portfolio holdings	78
Total advisory fees paid (000's)	$6,142

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.0
8–30 calendar days	19.9
31–60 calendar days	23.6
61–90 calendar days	16.7
91–180 calendar days	12.1
181+ calendar days	1.7

C000008123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JFMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 8,598,007,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 6,142,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,598,007
Total number of portfolio holdings	78
Total advisory fees paid (000's)	$6,142

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.0
8–30 calendar days	19.9
31–60 calendar days	23.6
61–90 calendar days	16.7
91–180 calendar days	12.1
181+ calendar days	1.7

C000008124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VFVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Morgan Shares)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 8,598,007,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 6,142,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,598,007
Total number of portfolio holdings	78
Total advisory fees paid (000's)	$6,142

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.0
8–30 calendar days	19.9
31–60 calendar days	23.6
61–90 calendar days	16.7
91–180 calendar days	12.1
181+ calendar days	1.7

C000008125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Federal Money Market Fund
Class Name	Premier Shares
Trading Symbol	VFPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Federal Money Market Fund (Premier Shares)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 8,598,007,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 6,142,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,598,007
Total number of portfolio holdings	78
Total advisory fees paid (000's)	$6,142

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	26.0
8–30 calendar days	19.9
31–60 calendar days	23.6
61–90 calendar days	16.7
91–180 calendar days	12.1
181+ calendar days	1.7

C000210341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JONXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 1,891,895,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 1,807,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,891,895
Total number of portfolio holdings	281
Total advisory fees paid (000's)	$1,807

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.9
8–30 calendar days	2.6
31–60 calendar days	5.3
61–90 calendar days	0.4
91–180 calendar days	12.0
181+ calendar days	3.8

C000210340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JGNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 1,891,895,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 1,807,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,891,895
Total number of portfolio holdings	281
Total advisory fees paid (000's)	$1,807

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.9
8–30 calendar days	2.6
31–60 calendar days	5.3
61–90 calendar days	0.4
91–180 calendar days	12.0
181+ calendar days	3.8

C000008128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VNYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Morgan Shares)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 1,891,895,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 1,807,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,891,895
Total number of portfolio holdings	281
Total advisory fees paid (000's)	$1,807

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.9
8–30 calendar days	2.6
31–60 calendar days	5.3
61–90 calendar days	0.4
91–180 calendar days	12.0
181+ calendar days	3.8

C000165406 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	JNPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Premier Shares)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 1,891,895,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 1,807,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,891,895
Total number of portfolio holdings	281
Total advisory fees paid (000's)	$1,807

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.9
8–30 calendar days	2.6
31–60 calendar days	5.3
61–90 calendar days	0.4
91–180 calendar days	12.0
181+ calendar days	3.8

C000008129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JNYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Reserve Shares)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Net Assets	$ 1,891,895,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 1,807,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,891,895
Total number of portfolio holdings	281
Total advisory fees paid (000's)	$1,807

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.9
8–30 calendar days	2.6
31–60 calendar days	5.3
61–90 calendar days	0.4
91–180 calendar days	12.0
181+ calendar days	3.8

C000073383 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan New York Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	JNVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan New York Municipal Money Market Fund (Service Shares)	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Net Assets	$ 1,891,895,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 1,807,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,891,895
Total number of portfolio holdings	281
Total advisory fees paid (000's)	$1,807

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	75.9
8–30 calendar days	2.6
31–60 calendar days	5.3
61–90 calendar days	0.4
91–180 calendar days	12.0
181+ calendar days	3.8

C000212345 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Academy Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000008138 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Agency Shares
Trading Symbol	VMIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000008134 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Capital Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000225257 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Empower Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000115390 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	IM Shares
Trading Symbol	JIMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (IM Shares)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000008130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JINXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000008135 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VMVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Morgan Shares)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000008136 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Premier Shares
Trading Symbol	VPMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Premier Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000008137 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Prime Money Market Fund
Class Name	Reserve Shares
Trading Symbol	JRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Prime Money Market Fund (Reserve Shares)	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Net Assets	$ 87,979,781,000
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 65,252,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$87,979,781
Total number of portfolio holdings	488
Total advisory fees paid (000's)	$65,252

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	62.1
8–30 calendar days	6.1
31–60 calendar days	10.1
61–90 calendar days	6.8
91–180 calendar days	8.1
181+ calendar days	6.8

C000008143 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	VTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 11,420,136,000
Holdings Count | Holding	620
Advisory Fees Paid, Amount	$ 8,603,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,420,136
Total number of portfolio holdings	620
Total advisory fees paid (000's)	$8,603

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.1
2–7 calendar days	66.0
8–30 calendar days	8.7
31–60 calendar days	3.2
61–90 calendar days	8.8
91–180 calendar days	8.3
181+ calendar days	4.9

C000008139 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JTFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 11,420,136,000
Holdings Count | Holding	620
Advisory Fees Paid, Amount	$ 8,603,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,420,136
Total number of portfolio holdings	620
Total advisory fees paid (000's)	$8,603

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.1
2–7 calendar days	66.0
8–30 calendar days	8.7
31–60 calendar days	3.2
61–90 calendar days	8.8
91–180 calendar days	8.3
181+ calendar days	4.9

C000008140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Morgan Shares
Trading Symbol	VTMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Morgan Shares)	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Net Assets	$ 11,420,136,000
Holdings Count | Holding	620
Advisory Fees Paid, Amount	$ 8,603,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,420,136
Total number of portfolio holdings	620
Total advisory fees paid (000's)	$8,603

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.1
2–7 calendar days	66.0
8–30 calendar days	8.7
31–60 calendar days	3.2
61–90 calendar days	8.8
91–180 calendar days	8.3
181+ calendar days	4.9

C000008141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Premier Shares
Trading Symbol	VXPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Premier Shares)	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Net Assets	$ 11,420,136,000
Holdings Count | Holding	620
Advisory Fees Paid, Amount	$ 8,603,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,420,136
Total number of portfolio holdings	620
Total advisory fees paid (000's)	$8,603

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.1
2–7 calendar days	66.0
8–30 calendar days	8.7
31–60 calendar days	3.2
61–90 calendar days	8.8
91–180 calendar days	8.3
181+ calendar days	4.9

C000008142 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RTJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Money Market Fund (Reserve Shares)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Net Assets	$ 11,420,136,000
Holdings Count | Holding	620
Advisory Fees Paid, Amount	$ 8,603,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,420,136
Total number of portfolio holdings	620
Total advisory fees paid (000's)	$8,603

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.1
2–7 calendar days	66.0
8–30 calendar days	8.7
31–60 calendar days	3.2
61–90 calendar days	8.8
91–180 calendar days	8.3
181+ calendar days	4.9

C000066240 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class A Shares
Trading Symbol	JMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Total Return Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Total Return Fund (Class A Shares)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Total Return Fund's Class A Shares, without a sales charge, returned 4.98% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s lower duration than the benchmark led to relative underperformance, as interest rates fell during the period.
  The Fund’s defensive positioning and up in quality bias led to relative underperformance, as credit risk rallied during the period.
  The Fund’s overweight to corporate credit was a positive contributor relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Total Return Fund (Class A Shares)	June 16, 2008	1.04%	(1.67)%	0.99%
JPMorgan Total Return Fund (Class A Shares) - excluding sales charge		4.98	(0.92)	1.38
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 16, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 147,460,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	460.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$147,460
Total number of portfolio holdings	289
Portfolio turnover rate	460%
Total advisory fees paid (000's)	$192

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class C Shares
Trading Symbol	JMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Total Return Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Total Return Fund (Class C Shares)	$130	1.27%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Total Return Fund's Class C Shares, without a sales charge, returned 4.30% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s lower duration than the benchmark led to relative underperformance, as interest rates fell during the period.
  The Fund’s defensive positioning and up in quality bias led to relative underperformance, as credit risk rallied during the period.
  The Fund’s overweight to corporate credit was a positive contributor relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Total Return Fund (Class C Shares)	June 16, 2008	3.30%	(1.58)%	0.85%
JPMorgan Total Return Fund (Class C Shares) - excluding sales charge		4.30	(1.58)	0.85
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 16, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 147,460,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	460.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$147,460
Total number of portfolio holdings	289
Portfolio turnover rate	460%
Total advisory fees paid (000's)	$192

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066239 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class I Shares
Trading Symbol	JMTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Total Return Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Total Return Fund (Class I Shares)	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Total Return Fund's Class I Shares returned 5.19% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s lower duration than the benchmark led to relative underperformance, as interest rates fell during the period.
  The Fund’s defensive positioning and up in quality bias led to relative underperformance, as credit risk rallied during the period.
  The Fund’s overweight to corporate credit was a positive contributor relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Total Return Fund (Class I Shares)	June 16, 2008	5.19%	(0.82)%	1.49%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 16, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 147,460,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	460.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$147,460
Total number of portfolio holdings	289
Portfolio turnover rate	460%
Total advisory fees paid (000's)	$192

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000138090 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class R2 Shares
Trading Symbol	JMTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Total Return Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Total Return Fund (Class R2 Shares)	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Total Return Fund's Class R2 Shares returned 4.54% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s lower duration than the benchmark led to relative underperformance, as interest rates fell during the period.
  The Fund’s defensive positioning and up in quality bias led to relative underperformance, as credit risk rallied during the period.
  The Fund’s overweight to corporate credit was a positive contributor relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Total Return Fund (Class R2 Shares)	March 18, 2014	4.54%	(1.42)%	0.88%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Mar. 18, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 147,460,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	460.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$147,460
Total number of portfolio holdings	289
Portfolio turnover rate	460%
Total advisory fees paid (000's)	$192

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066242 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class R5 Shares
Trading Symbol	JMTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Total Return Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Total Return Fund (Class R5 Shares)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Total Return Fund's Class R5 Shares returned 5.29% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s lower duration than the benchmark led to relative underperformance, as interest rates fell during the period.
  The Fund’s defensive positioning and up in quality bias led to relative underperformance, as credit risk rallied during the period.
  The Fund’s overweight to corporate credit was a positive contributor relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Total Return Fund (Class R5 Shares)	June 16, 2008	5.29%	(0.72)%	1.59%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 16, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 147,460,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	460.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$147,460
Total number of portfolio holdings	289
Portfolio turnover rate	460%
Total advisory fees paid (000's)	$192

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000138091 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Total Return Fund
Class Name	Class R6 Shares
Trading Symbol	JMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Total Return Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Total Return Fund (Class R6 Shares)	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Total Return Fund's Class R6 Shares returned 5.35% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s lower duration than the benchmark led to relative underperformance, as interest rates fell during the period.
  The Fund’s defensive positioning and up in quality bias led to relative underperformance, as credit risk rallied during the period.
  The Fund’s overweight to corporate credit was a positive contributor relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Total Return Fund (Class R6 Shares)	March 18, 2014	5.35%	(0.67)%	1.63%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Mar. 18, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 147,460,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 192,000
Investment Company Portfolio Turnover	460.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$147,460
Total number of portfolio holdings	289
Portfolio turnover rate	460%
Total advisory fees paid (000's)	$192

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066702 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Strategic Income Opportunities Fund's Class A Shares, without a sales charge, returned 4.84% for the year ended February 28, 2025. The Bloomberg U.S. Universal Index (the "Index") returned 6.30% and the ICE BofA 3-Month US Treasury Bill Index returned 5.09% for the year ended February 28, 2025.
  The Fund’s allocation to floating rate investment grade corporate bonds and money market securities were the leading contributors to absolute performance. The Fund’s allocation to non-agency mortgage-backed securities also contributed to absolute performance.
  The Fund’s select short positions within investment grade corporate credit and high yield corporate credit (also known as junk bonds) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	October 10, 2008	0.94%	1.72%	2.12%
JPMorgan Strategic Income Opportunities Fund (Class A Shares) - excluding sales charge		4.84	2.49	2.52
Bloomberg U.S. Universal Index		6.30	(0.07)	1.87
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Oct. 10, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,405,083,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 36,194,000
Investment Company Portfolio Turnover	544.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,405,083
Total number of portfolio holdings	586
Portfolio turnover rate	544%
Total advisory fees paid (000's)	$36,194

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066703 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	$147	1.44%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Strategic Income Opportunities Fund's Class C Shares, without a sales charge, returned 4.27% for the year ended February 28, 2025. The Bloomberg U.S. Universal Index (the "Index") returned 6.30% and the ICE BofA 3-Month US Treasury Bill Index returned 5.09% for the year ended February 28, 2025.
  The Fund’s allocation to floating rate investment grade corporate bonds and money market securities were the leading contributors to absolute performance. The Fund’s allocation to non-agency mortgage-backed securities also contributed to absolute performance.
  The Fund’s select short positions within investment grade corporate credit and high yield corporate credit (also known as junk bonds) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	October 10, 2008	3.27%	1.98%	2.11%
JPMorgan Strategic Income Opportunities Fund (Class C Shares) - excluding sales charge		4.27	1.98	2.11
Bloomberg U.S. Universal Index		6.30	(0.07)	1.87
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Oct. 10, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,405,083,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 36,194,000
Investment Company Portfolio Turnover	544.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,405,083
Total number of portfolio holdings	586
Portfolio turnover rate	544%
Total advisory fees paid (000's)	$36,194

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066701 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JSOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Strategic Income Opportunities Fund's Class I Shares returned 5.00% for the year ended February 28, 2025. The Bloomberg U.S. Universal Index (the "Index") returned 6.30% and the ICE BofA 3-Month US Treasury Bill Index returned 5.09% for the year ended February 28, 2025.
  The Fund’s allocation to floating rate investment grade corporate bonds and money market securities were the leading contributors to absolute performance. The Fund’s allocation to non-agency mortgage-backed securities also contributed to absolute performance.
  The Fund’s select short positions within investment grade corporate credit and high yield corporate credit (also known as junk bonds) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	October 10, 2008	5.00%	2.73%	2.76%
Bloomberg U.S. Universal Index		6.30	(0.07)	1.87
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Oct. 10, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,405,083,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 36,194,000
Investment Company Portfolio Turnover	544.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,405,083
Total number of portfolio holdings	586
Portfolio turnover rate	544%
Total advisory fees paid (000's)	$36,194

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000066704 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R5 Shares
Trading Symbol	JSORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Strategic Income Opportunities Fund's Class R5 Shares returned 5.24% for the year ended February 28, 2025. The Bloomberg U.S. Universal Index (the "Index") returned 6.30% and the ICE BofA 3-Month US Treasury Bill Index returned 5.09% for the year ended February 28, 2025.
  The Fund’s allocation to floating rate investment grade corporate bonds and money market securities were the leading contributors to absolute performance. The Fund’s allocation to non-agency mortgage-backed securities also contributed to absolute performance.
  The Fund’s select short positions within investment grade corporate credit and high yield corporate credit (also known as junk bonds) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	October 10, 2008	5.24%	2.88%	2.94%
Bloomberg U.S. Universal Index		6.30	(0.07)	1.87
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Oct. 10, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,405,083,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 36,194,000
Investment Company Portfolio Turnover	544.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,405,083
Total number of portfolio holdings	586
Portfolio turnover rate	544%
Total advisory fees paid (000's)	$36,194

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000195119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Strategic Income Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	JSOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Strategic Income Opportunities Fund's Class R6 Shares returned 5.34% for the year ended February 28, 2025. The Bloomberg U.S. Universal Index (the "Index") returned 6.30% and the ICE BofA 3-Month US Treasury Bill Index returned 5.09% for the year ended February 28, 2025.
  The Fund’s allocation to floating rate investment grade corporate bonds and money market securities were the leading contributors to absolute performance. The Fund’s allocation to non-agency mortgage-backed securities also contributed to absolute performance.
  The Fund’s select short positions within investment grade corporate credit and high yield corporate credit (also known as junk bonds) were leading detractors from absolute performance.
  The Fund’s defensive positioning and underweight to bonds with duration and credit risk led to underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	November 1, 2017	5.34%	3.00%	3.02%
Bloomberg U.S. Universal Index		6.30	(0.07)	1.87
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,405,083,000
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 36,194,000
Investment Company Portfolio Turnover	544.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,405,083
Total number of portfolio holdings	586
Portfolio turnover rate	544%
Total advisory fees paid (000's)	$36,194

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000190446 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class I Shares
Trading Symbol	JMGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Managed Income Fund (Class I Shares)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Managed Income Fund's Class I Shares returned 5.26% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% and the ICE BofA 3-Month US Treasury Bill Index returned 5.09% for the year ended February 28, 2025.
  As the strategy closely monitored key macroeconomic events, such as Federal Reserve ("Fed") rate cuts, a presidential election, and the uncertain impacts of a new administration, our active management approach was favorable in navigating exposures to interest rate risk and credit risk.
  During the reporting period, the Fed implemented a total of 100 basis points (bps) in rate cuts, including a 50 bps cut in September, a 25 bps cut in November, and another 25 bps cut in December 2024. This led to a significant decline in interest rates over the year ended February 28, 2025. Our decision to maintain an overweight duration stance relative to the Index contributed positively to our performance.
  Credit spreads generally tightened over the year, driven by strong supply-and-demand dynamics for investment grade ("IG") credit. Additionally, credit fundamentals remained robust. Our exposure to spreads through corporate financials, corporate industrials, and AAA-rated prime auto & equipment asset-backed securities ("ABS") was favorable for performance relative to the Index.
  No sectors significantly detracted from returns during the period compared to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Managed Income Fund (Class I Shares)	July 5, 2017	5.26%	2.45%	2.00%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Jul. 05, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,427,961,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 5,176,000
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,427,961
Total number of portfolio holdings	435
Portfolio turnover rate	103%
Total advisory fees paid (000's)	$5,176

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000090816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Managed Income Fund
Class Name	Class L Shares
Trading Symbol	JMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Managed Income Fund (Class L Shares)	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Managed Income Fund's Class L Shares returned 5.52% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% and the ICE BofA 3-Month US Treasury Bill Index returned 5.09% for the year ended February 28, 2025.
  As the strategy closely monitored key macroeconomic events, such as Federal Reserve ("Fed") rate cuts, a presidential election, and the uncertain impacts of a new administration, our active management approach was favorable in navigating exposures to interest rate risk and credit risk.
  During the reporting period, the Fed implemented a total of 100 basis points (bps) in rate cuts, including a 50 bps cut in September, a 25 bps cut in November, and another 25 bps cut in December 2024. This led to a significant decline in interest rates over the year ended February 28, 2025. Our decision to maintain an overweight duration stance relative to the Index contributed positively to our performance.
  Credit spreads generally tightened over the year, driven by strong supply-and-demand dynamics for investment grade ("IG") credit. Additionally, credit fundamentals remained robust. Our exposure to spreads through corporate financials, corporate industrials, and AAA-rated prime auto & equipment asset-backed securities ("ABS") was favorable for performance relative to the Index.
  No sectors significantly detracted from returns during the period compared to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Managed Income Fund (Class L Shares)	September 30, 2010	5.52%	2.63%	2.14%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Sep. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,427,961,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 5,176,000
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,427,961
Total number of portfolio holdings	435
Portfolio turnover rate	103%
Total advisory fees paid (000's)	$5,176

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000093101 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class A Shares
Trading Symbol	JSIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Unconstrained Debt Fund (Class A Shares)	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Unconstrained Debt Fund's Class A Shares, without a sales charge, returned 6.30% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund's stated primary benchmark by prospectus, the Bloomberg U.S. Aggregate Index (the "Index"), returned 5.81% and Fund's stated secondary benchmark by prospectus, the ICE BofA 3-Month US Treasury Bill Index, returned 5.09% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products led the positive performance, driven by agency mortgage-backed securities where the Fund’s exposure is concentrated.
  Investment grade credit contributed to returns, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  The Fund’s duration positioning contributed amid heightened rate volatility, primarily driven by the Fund’s short U.S. Treasury position.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Unconstrained Debt Fund (Class A Shares)	December 1, 2010	2.36%	2.40%	2.48%
JPMorgan Unconstrained Debt Fund (Class A Shares) - excluding sales charge		6.30	3.19	2.88
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Dec. 01, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,196,765,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 4,145,000
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,196,765
Total number of portfolio holdings	1,534
Portfolio turnover rate	217%
Total advisory fees paid (000's)	$4,145

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13, 2025, the Fund’s Board agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Flexible Debt ETF (“JPMorgan Flexible Debt ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. If approved at a meeting in May 2025, the Reorganization is expected to occur as of the close of business on or about September 26, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPMorgan Flexible Debt ETF. JPMorgan Flexible Debt ETF’s underlying portfolio will be managed in a substantially similar manner, except it will no longer have a restriction on investment in sub-prime mortgage-related securities and will be able to invest up to 5% of its assets in Sukuks.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000093102 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class C Shares
Trading Symbol	JINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Unconstrained Debt Fund (Class C Shares)	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Unconstrained Debt Fund's Class C Shares, without a sales charge, returned 5.82% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund's stated primary benchmark by prospectus, the Bloomberg U.S. Aggregate Index (the "Index"), returned 5.81% and Fund's stated secondary benchmark by prospectus, the ICE BofA 3-Month US Treasury Bill Index, returned 5.09% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products led the positive performance, driven by agency mortgage-backed securities where the Fund’s exposure is concentrated.
  Investment grade credit contributed to returns, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  The Fund’s duration positioning contributed amid heightened rate volatility, primarily driven by the Fund’s short U.S. Treasury position.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Unconstrained Debt Fund (Class C Shares)	December 1, 2010	4.82%	2.68%	2.47%
JPMorgan Unconstrained Debt Fund (Class C Shares) - excluding sales charge		5.82	2.68	2.47
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Dec. 01, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,196,765,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 4,145,000
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,196,765
Total number of portfolio holdings	1,534
Portfolio turnover rate	217%
Total advisory fees paid (000's)	$4,145

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13, 2025, the Fund’s Board agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Flexible Debt ETF (“JPMorgan Flexible Debt ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. If approved at a meeting in May 2025, the Reorganization is expected to occur as of the close of business on or about September 26, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPMorgan Flexible Debt ETF. JPMorgan Flexible Debt ETF’s underlying portfolio will be managed in a substantially similar manner, except it will no longer have a restriction on investment in sub-prime mortgage-related securities and will be able to invest up to 5% of its assets in Sukuks.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000093103 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class I Shares
Trading Symbol	JSISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Unconstrained Debt Fund (Class I Shares)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Unconstrained Debt Fund's Class I Shares returned 6.55% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund's stated primary benchmark by prospectus, the Bloomberg U.S. Aggregate Index (the "Index"), returned 5.81% and Fund's stated secondary benchmark by prospectus, the ICE BofA 3-Month US Treasury Bill Index, returned 5.09% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products led the positive performance, driven by agency mortgage-backed securities where the Fund’s exposure is concentrated.
  Investment grade credit contributed to returns, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  The Fund’s duration positioning contributed amid heightened rate volatility, primarily driven by the Fund’s short U.S. Treasury position.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Unconstrained Debt Fund (Class I Shares)	December 1, 2010	6.55%	3.44%	3.14%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Dec. 01, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,196,765,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 4,145,000
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,196,765
Total number of portfolio holdings	1,534
Portfolio turnover rate	217%
Total advisory fees paid (000's)	$4,145

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13, 2025, the Fund’s Board agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Flexible Debt ETF (“JPMorgan Flexible Debt ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. If approved at a meeting in May 2025, the Reorganization is expected to occur as of the close of business on or about September 26, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPMorgan Flexible Debt ETF. JPMorgan Flexible Debt ETF’s underlying portfolio will be managed in a substantially similar manner, except it will no longer have a restriction on investment in sub-prime mortgage-related securities and will be able to invest up to 5% of its assets in Sukuks.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000093104 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R2 Shares
Trading Symbol	JISZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Unconstrained Debt Fund (Class R2 Shares)	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Unconstrained Debt Fund's Class R2 Shares returned 5.94% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund's stated primary benchmark by prospectus, the Bloomberg U.S. Aggregate Index (the "Index"), returned 5.81% and Fund's stated secondary benchmark by prospectus, the ICE BofA 3-Month US Treasury Bill Index, returned 5.09% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products led the positive performance, driven by agency mortgage-backed securities where the Fund’s exposure is concentrated.
  Investment grade credit contributed to returns, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  The Fund’s duration positioning contributed amid heightened rate volatility, primarily driven by the Fund’s short U.S. Treasury position.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Unconstrained Debt Fund (Class R2 Shares)	December 1, 2010	5.94%	2.82%	2.53%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Dec. 01, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,196,765,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 4,145,000
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,196,765
Total number of portfolio holdings	1,534
Portfolio turnover rate	217%
Total advisory fees paid (000's)	$4,145

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13, 2025, the Fund’s Board agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Flexible Debt ETF (“JPMorgan Flexible Debt ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. If approved at a meeting in May 2025, the Reorganization is expected to occur as of the close of business on or about September 26, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPMorgan Flexible Debt ETF. JPMorgan Flexible Debt ETF’s underlying portfolio will be managed in a substantially similar manner, except it will no longer have a restriction on investment in sub-prime mortgage-related securities and will be able to invest up to 5% of its assets in Sukuks.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000093105 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R5 Shares
Trading Symbol	JSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Unconstrained Debt Fund (Class R5 Shares)	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Unconstrained Debt Fund's Class R5 Shares returned 6.70% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund's stated primary benchmark by prospectus, the Bloomberg U.S. Aggregate Index (the "Index"), returned 5.81% and Fund's stated secondary benchmark by prospectus, the ICE BofA 3-Month US Treasury Bill Index, returned 5.09% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products led the positive performance, driven by agency mortgage-backed securities where the Fund’s exposure is concentrated.
  Investment grade credit contributed to returns, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  The Fund’s duration positioning contributed amid heightened rate volatility, primarily driven by the Fund’s short U.S. Treasury position.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Unconstrained Debt Fund (Class R5 Shares)	December 1, 2010	6.70%	3.51%	3.23%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Dec. 01, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,196,765,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 4,145,000
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,196,765
Total number of portfolio holdings	1,534
Portfolio turnover rate	217%
Total advisory fees paid (000's)	$4,145

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13, 2025, the Fund’s Board agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Flexible Debt ETF (“JPMorgan Flexible Debt ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. If approved at a meeting in May 2025, the Reorganization is expected to occur as of the close of business on or about September 26, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPMorgan Flexible Debt ETF. JPMorgan Flexible Debt ETF’s underlying portfolio will be managed in a substantially similar manner, except it will no longer have a restriction on investment in sub-prime mortgage-related securities and will be able to invest up to 5% of its assets in Sukuks.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000106117 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Unconstrained Debt Fund
Class Name	Class R6 Shares
Trading Symbol	JSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Unconstrained Debt Fund (Class R6 Shares)	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Unconstrained Debt Fund's Class R6 Shares returned 6.71% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund's stated primary benchmark by prospectus, the Bloomberg U.S. Aggregate Index (the "Index"), returned 5.81% and Fund's stated secondary benchmark by prospectus, the ICE BofA 3-Month US Treasury Bill Index, returned 5.09% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products led the positive performance, driven by agency mortgage-backed securities where the Fund’s exposure is concentrated.
  Investment grade credit contributed to returns, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  The Fund’s duration positioning contributed amid heightened rate volatility, primarily driven by the Fund’s short U.S. Treasury position.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Unconstrained Debt Fund (Class R6 Shares)	November 1, 2011	6.71%	3.60%	3.31%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	1.84

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,196,765,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 4,145,000
Investment Company Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,196,765
Total number of portfolio holdings	1,534
Portfolio turnover rate	217%
Total advisory fees paid (000's)	$4,145

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13, 2025, the Fund’s Board agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Flexible Debt ETF (“JPMorgan Flexible Debt ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. If approved at a meeting in May 2025, the Reorganization is expected to occur as of the close of business on or about September 26, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPMorgan Flexible Debt ETF. JPMorgan Flexible Debt ETF’s underlying portfolio will be managed in a substantially similar manner, except it will no longer have a restriction on investment in sub-prime mortgage-related securities and will be able to invest up to 5% of its assets in Sukuks.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000100362 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class A Shares
Trading Symbol	JPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class A Shares)	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Floating Rate Income Fund's Class A Shares, without a sales charge, returned 6.07% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index) (the "Index") returned 8.19% for the year ended February 28, 2025.
  Security selection in the technology, cable satellite and consumer cyclical services sectors contributed to relative performance during the period.
  Neiman Marcus Group, Charter Communications and no exposure to LaserShip were the top contributors to relative performance during the period.
  Security selection in the retailers and health care sectors and an overweight to the supermarkets sector detracted from relative performance during the period.
  Claire’s, Moran Foods and Leslie’s Poolmart were the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class A Shares)	June 1, 2011	3.64%	3.91%	3.10%
JPMorgan Floating Rate Income Fund (Class A Shares) - excluding sales charge		6.07	4.39	3.34
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index)		8.19	6.09	5.05

Performance Inception Date	Jun. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 292,917,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,474,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$292,917
Total number of portfolio holdings	229
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$1,474

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100363 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class C Shares
Trading Symbol	JPHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class C Shares)	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Floating Rate Income Fund's Class C Shares, without a sales charge, returned 5.69% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index) (the "Index") returned 8.19% for the year ended February 28, 2025.
  Security selection in the technology, cable satellite and consumer cyclical services sectors contributed to relative performance during the period.
  Neiman Marcus Group, Charter Communications and no exposure to LaserShip were the top contributors to relative performance during the period.
  Security selection in the retailers and health care sectors and an overweight to the supermarkets sector detracted from relative performance during the period.
  Claire’s, Moran Foods and Leslie’s Poolmart were the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class C Shares)	June 1, 2011	4.69%	3.88%	2.93%
JPMorgan Floating Rate Income Fund (Class C Shares) - excluding sales charge		5.69	3.88	2.93
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index)		8.19	6.09	5.05

Performance Inception Date	Jun. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 292,917,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,474,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$292,917
Total number of portfolio holdings	229
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$1,474

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000100364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class I Shares
Trading Symbol	JPHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class I Shares)	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Floating Rate Income Fund's Class I Shares returned 6.33% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index) (the "Index") returned 8.19% for the year ended February 28, 2025.
  Security selection in the technology, cable satellite and consumer cyclical services sectors contributed to relative performance during the period.
  Neiman Marcus Group, Charter Communications and no exposure to LaserShip were the top contributors to relative performance during the period.
  Security selection in the retailers and health care sectors and an overweight to the supermarkets sector detracted from relative performance during the period.
  Claire’s, Moran Foods and Leslie’s Poolmart were the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class I Shares)	June 1, 2011	6.33%	4.65%	3.60%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index)		8.19	6.09	5.05

Performance Inception Date	Jun. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 292,917,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,474,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$292,917
Total number of portfolio holdings	229
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$1,474

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000132280 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Floating Rate Income Fund
Class Name	Class R6 Shares
Trading Symbol	JPHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Floating Rate Income Fund (Class R6 Shares)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Floating Rate Income Fund's Class R6 Shares returned 6.56% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index) (the "Index") returned 8.19% for the year ended February 28, 2025.
  Security selection in the technology, cable satellite and consumer cyclical services sectors contributed to relative performance during the period.
  Neiman Marcus Group, Charter Communications and no exposure to LaserShip were the top contributors to relative performance during the period.
  Security selection in the retailers and health care sectors and an overweight to the supermarkets sector detracted from relative performance during the period.
  Claire’s, Moran Foods and Leslie’s Poolmart were the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Floating Rate Income Fund (Class R6 Shares)	October 31, 2013	6.56%	4.76%	3.71%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index)		8.19	6.09	5.05

Performance Inception Date	Oct. 31, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 292,917,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,474,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$292,917
Total number of portfolio holdings	229
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$1,474

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class A Shares
Trading Symbol	GBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class A Shares)	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Bond Opportunities Fund's Class A Shares, without a sales charge, returned 5.86% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 3.25% for the year ended February 28, 2025.
  The Fund’s exposure to investment grade credit led the positive performance, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  Securitized products contributed to returns driven by agency mortgage-backed securities, where the Fund’s exposure is concentrated.
  The Fund’s duration positioning marginally contributed amid heightened rate volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class A Shares)	September 4, 2012	1.93%	1.86%	2.81%
JPMorgan Global Bond Opportunities Fund (Class A Shares) - excluding sales charge		5.86	2.63	3.20
Bloomberg Multiverse Index		3.25	(1.71)	0.64

Performance Inception Date	Sep. 04, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,523,532,000
Holdings Count | Holding	1,532
Advisory Fees Paid, Amount	$ 13,733,000
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,523,532
Total number of portfolio holdings	1,532
Portfolio turnover rate	164%
Total advisory fees paid (000's)	$13,733

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class C Shares
Trading Symbol	GBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class C Shares)	$132	1.29%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Bond Opportunities Fund's Class C Shares, without a sales charge, returned 5.47% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 3.25% for the year ended February 28, 2025.
  The Fund’s exposure to investment grade credit led the positive performance, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  Securitized products contributed to returns driven by agency mortgage-backed securities, where the Fund’s exposure is concentrated.
  The Fund’s duration positioning marginally contributed amid heightened rate volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class C Shares)	September 4, 2012	4.47%	2.21%	2.88%
JPMorgan Global Bond Opportunities Fund (Class C Shares) - excluding sales charge		5.47	2.21	2.88
Bloomberg Multiverse Index		3.25	(1.71)	0.64

Performance Inception Date	Sep. 04, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,523,532,000
Holdings Count | Holding	1,532
Advisory Fees Paid, Amount	$ 13,733,000
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,523,532
Total number of portfolio holdings	1,532
Portfolio turnover rate	164%
Total advisory fees paid (000's)	$13,733

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116843 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class I Shares
Trading Symbol	GBOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class I Shares)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Bond Opportunities Fund's Class I Shares returned 6.12% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 3.25% for the year ended February 28, 2025.
  The Fund’s exposure to investment grade credit led the positive performance, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  Securitized products contributed to returns driven by agency mortgage-backed securities, where the Fund’s exposure is concentrated.
  The Fund’s duration positioning marginally contributed amid heightened rate volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class I Shares)	September 4, 2012	6.12%	2.86%	3.45%
Bloomberg Multiverse Index		3.25	(1.71)	0.64

Performance Inception Date	Sep. 04, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,523,532,000
Holdings Count | Holding	1,532
Advisory Fees Paid, Amount	$ 13,733,000
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,523,532
Total number of portfolio holdings	1,532
Portfolio turnover rate	164%
Total advisory fees paid (000's)	$13,733

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000116844 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Bond Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	GBONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Bond Opportunities Fund's Class R6 Shares returned 6.27% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Fund’s stated benchmark by prospectus, the Bloomberg Multiverse Index (the "Index"), returned 3.25% for the year ended February 28, 2025.
  The Fund’s exposure to investment grade credit led the positive performance, benefiting from cooler inflation data and an impressively resilient U.S. economy.
  High yield contributed to returns as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  Securitized products contributed to returns driven by agency mortgage-backed securities, where the Fund’s exposure is concentrated.
  The Fund’s duration positioning marginally contributed amid heightened rate volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	September 4, 2012	6.27%	3.04%	3.61%
Bloomberg Multiverse Index		3.25	(1.71)	0.64

Performance Inception Date	Sep. 04, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,523,532,000
Holdings Count | Holding	1,532
Advisory Fees Paid, Amount	$ 13,733,000
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,523,532
Total number of portfolio holdings	1,532
Portfolio turnover rate	164%
Total advisory fees paid (000's)	$13,733

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123395 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class A Shares
Trading Symbol	CBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class A Shares)	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Corporate Bond Fund's Class A Shares, without a sales charge, returned 6.82% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% and the Bloomberg U.S. Corporate Index returned 6.56% for the year ended February 28, 2025.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within the banking and consumer noncyclical sectors was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Conversely, an underweight spread duration within investment grade credit detracted. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s overweight to BBB-rated bonds was a positive contributor to relative returns over the period. The Fund’s allocation to bonds in the longer segment of the curve, particularly 20- to 30-year bonds, detracted from performance relative to the Index.
  In addition, duration positioning detracted in the face of a volatile interest rate environment.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class A Shares)	March 1, 2013	2.84%	(0.63)%	2.10%
JPMorgan Corporate Bond Fund (Class A Shares) - excluding sales charge		6.82	0.13	2.49
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Corporate Index		6.56	0.09	2.49

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 362,649,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 705,000
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$362,649
Total number of portfolio holdings	781
Portfolio turnover rate	70%
Total advisory fees paid (000's)	$705

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123396 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class C Shares
Trading Symbol	CBRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class C Shares)	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Corporate Bond Fund's Class C Shares, without a sales charge, returned 6.30% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% and the Bloomberg U.S. Corporate Index returned 6.56% for the year ended February 28, 2025.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within the banking and consumer noncyclical sectors was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Conversely, an underweight spread duration within investment grade credit detracted. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s overweight to BBB-rated bonds was a positive contributor to relative returns over the period. The Fund’s allocation to bonds in the longer segment of the curve, particularly 20- to 30-year bonds, detracted from performance relative to the Index.
  In addition, duration positioning detracted in the face of a volatile interest rate environment.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class C Shares)	March 1, 2013	5.30%	(0.35)%	2.08%
JPMorgan Corporate Bond Fund (Class C Shares) - excluding sales charge		6.30	(0.35)	2.08
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Corporate Index		6.56	0.09	2.49

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 362,649,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 705,000
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$362,649
Total number of portfolio holdings	781
Portfolio turnover rate	70%
Total advisory fees paid (000's)	$705

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123397 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class I Shares
Trading Symbol	CBFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class I Shares)	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Corporate Bond Fund's Class I Shares returned 7.07% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% and the Bloomberg U.S. Corporate Index returned 6.56% for the year ended February 28, 2025.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within the banking and consumer noncyclical sectors was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Conversely, an underweight spread duration within investment grade credit detracted. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s overweight to BBB-rated bonds was a positive contributor to relative returns over the period. The Fund’s allocation to bonds in the longer segment of the curve, particularly 20- to 30-year bonds, detracted from performance relative to the Index.
  In addition, duration positioning detracted in the face of a volatile interest rate environment.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class I Shares)	March 1, 2013	7.07%	0.37%	2.75%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Corporate Index		6.56	0.09	2.49

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 362,649,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 705,000
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$362,649
Total number of portfolio holdings	781
Portfolio turnover rate	70%
Total advisory fees paid (000's)	$705

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123398 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	CBFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Corporate Bond Fund (Class R6 Shares)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Corporate Bond Fund's Class R6 Shares returned 7.18% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% and the Bloomberg U.S. Corporate Index returned 6.56% for the year ended February 28, 2025.
  The Fund’s primary driver of positive returns relative to the Index was security selection. In particular, security selection within the banking and consumer noncyclical sectors was additive to relative performance.
  From an asset allocation perspective, the Fund’s exposure to high yield bonds contributed to performance relative to the Index. Conversely, an underweight spread duration within investment grade credit detracted. Spread duration is a measure of how sensitive a bond's price is to changes in the credit spread.
  The Fund’s overweight to BBB-rated bonds was a positive contributor to relative returns over the period. The Fund’s allocation to bonds in the longer segment of the curve, particularly 20- to 30-year bonds, detracted from performance relative to the Index.
  In addition, duration positioning detracted in the face of a volatile interest rate environment.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Corporate Bond Fund (Class R6 Shares)	March 1, 2013	7.18%	0.48%	2.85%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Corporate Index		6.56	0.09	2.49

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 362,649,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 705,000
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$362,649
Total number of portfolio holdings	781
Portfolio turnover rate	70%
Total advisory fees paid (000's)	$705

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123825 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JSDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class A Shares)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Core Plus Fund's Class A Shares, without a sales charge, returned 6.68% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.69% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  Allocation to investment grade and high yield corporate credit, favoring financials over industrials, bolstered performance as well as security selection.
  The Fund’s out-of-benchmark allocation to agency, multifamily collateralized mortgage obligations was a detractor to performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class A Shares)	March 1, 2013	4.28%	1.36%	2.40%
JPMorgan Short Duration Core Plus Fund (Class A Shares) - excluding sales charge		6.68	1.82	2.63
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-5 Year Government/Credit Index		5.69	1.20	1.75

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,912,588,000
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 9,151,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,912,588
Total number of portfolio holdings	888
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$9,151

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123826 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class C Shares)	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Core Plus Fund's Class C Shares, without a sales charge, returned 6.18% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.69% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  Allocation to investment grade and high yield corporate credit, favoring financials over industrials, bolstered performance as well as security selection.
  The Fund’s out-of-benchmark allocation to agency, multifamily collateralized mortgage obligations was a detractor to performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class C Shares)	March 1, 2013	5.18%	1.32%	2.21%
JPMorgan Short Duration Core Plus Fund (Class C Shares) - excluding sales charge		6.18	1.32	2.21
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-5 Year Government/Credit Index		5.69	1.20	1.75

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,912,588,000
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 9,151,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,912,588
Total number of portfolio holdings	888
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$9,151

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123827 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class I Shares)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Core Plus Fund's Class I Shares returned 6.95% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.69% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  Allocation to investment grade and high yield corporate credit, favoring financials over industrials, bolstered performance as well as security selection.
  The Fund’s out-of-benchmark allocation to agency, multifamily collateralized mortgage obligations was a detractor to performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class I Shares)	March 1, 2013	6.95%	2.07%	2.87%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-5 Year Government/Credit Index		5.69	1.20	1.75

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,912,588,000
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 9,151,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,912,588
Total number of portfolio holdings	888
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$9,151

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000123828 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Core Plus Fund's Class R6 Shares returned 7.01% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.69% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  Allocation to investment grade and high yield corporate credit, favoring financials over industrials, bolstered performance as well as security selection.
  The Fund’s out-of-benchmark allocation to agency, multifamily collateralized mortgage obligations was a detractor to performance.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	March 1, 2013	7.01%	2.13%	2.96%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-5 Year Government/Credit Index		5.69	1.20	1.75

Performance Inception Date	Mar. 01, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,912,588,000
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 9,151,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,912,588
Total number of portfolio holdings	888
Portfolio turnover rate	53%
Total advisory fees paid (000's)	$9,151

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class A Shares
Trading Symbol	JGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class A Shares)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Fund's Class A Shares, without a sales charge, returned 8.86% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class A Shares)	June 2, 2014	4.84%	1.54%	3.18%
JPMorgan Income Fund (Class A Shares) - excluding sales charge		8.86	2.32	3.57
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 02, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,906,571,000
Holdings Count | Holding	2,368
Advisory Fees Paid, Amount	$ 30,442,000
Investment Company Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,906,571
Total number of portfolio holdings	2,368
Portfolio turnover rate	229%
Total advisory fees paid (000's)	$30,442

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class C Shares
Trading Symbol	JGCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class C Shares)	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Fund's Class C Shares, without a sales charge, returned 8.14% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class C Shares)	June 2, 2014	7.14%	1.75%	3.12%
JPMorgan Income Fund (Class C Shares) - excluding sales charge		8.14	1.75	3.12
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 02, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,906,571,000
Holdings Count | Holding	2,368
Advisory Fees Paid, Amount	$ 30,442,000
Investment Company Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,906,571
Total number of portfolio holdings	2,368
Portfolio turnover rate	229%
Total advisory fees paid (000's)	$30,442

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class I Shares
Trading Symbol	JMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class I Shares)	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Fund's Class I Shares returned 9.13% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class I Shares)	June 2, 2014	9.13%	2.56%	3.83%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 02, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,906,571,000
Holdings Count | Holding	2,368
Advisory Fees Paid, Amount	$ 30,442,000
Investment Company Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,906,571
Total number of portfolio holdings	2,368
Portfolio turnover rate	229%
Total advisory fees paid (000's)	$30,442

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Fund
Class Name	Class R6 Shares
Trading Symbol	JMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Fund (Class R6 Shares)	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Fund's Class R6 Shares returned 9.13% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Fund (Class R6 Shares)	June 2, 2014	9.13%	2.58%	3.85%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 02, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,906,571,000
Holdings Count | Holding	2,368
Advisory Fees Paid, Amount	$ 30,442,000
Investment Company Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,906,571
Total number of portfolio holdings	2,368
Portfolio turnover rate	229%
Total advisory fees paid (000's)	$30,442

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)